Financial Information By Industry Segment And Geographic Area (Operating Profit By Industry Segment) (Details) - USD ($) $ in Millions		3 Months Ended																12 Months Ended
		Dec. 31, 2016	[2]	Sep. 30, 2016	[2]	Jun. 30, 2016	[2]	Mar. 31, 2016	[2]	Dec. 31, 2015	[3]	Sep. 30, 2015	[3]	Jun. 30, 2015	[3]	Mar. 31, 2015	[4]	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Segment Reporting Information [Line Items]
Interest expense, net																		$ (520)		$ (555)		$ (607)
Noncontrolling interests / equity earnings adjustment (a)	[1]																	1		8		2
Corporate items, net																		67		34		49
Corporate special items, net																		46		238		320
Non-operating pension expense																		610		258		212
Earnings (loss) from continuing operations before income taxes and equity earnings		$ 280		$ 373		$ (14)		$ 317		$ 265		$ 329		$ 266		$ 406		956	[2]	1,266	[3]	872
Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating Profit																		2,200		2,359		2,056
Operating Segments [Member] | Industrial Packaging
Segment Reporting Information [Line Items]
Operating Profit																		1,648		1,851		1,893
Operating Segments [Member] | Global Cellulose Fibers
Segment Reporting Information [Line Items]
Operating Profit																		(179)		68		62
Operating Segments [Member] | Printing Papers
Segment Reporting Information [Line Items]
Operating Profit																		540		465		(77)
Operating Segments [Member] | Consumer Packaging
Segment Reporting Information [Line Items]
Operating Profit																		191		(25)		178
Corporate and other (b)
Segment Reporting Information [Line Items]
Interest expense, net																		$ 520		$ 555		$ 601

[1]	Operating profits for industry segments include each segment’s percentage share of the profits of subsidiaries included in that segment that are less than wholly-owned. The pre-tax noncontrolling interests and equity earnings for these subsidiaries is added here to present consolidated earnings from continuing operations before income taxes and equity earnings.
[2]	Includes the following pre-tax charges (gains): 2016In millions Q1 Q2 Q3 Q4Riegelwood mill conversion costs $9 $— $— $—India Packaging evaluation write-off — — 17 —Early debt extinguishment costs — — 29 —Write-off of certain regulatory pre-engineering costs — — 8 —Costs associated with the newly acquired pulp business — 5 7 19Asia Box impairment / restructuring 37 28 5 —Gain on sale of investment in Arizona Chemical (8) — — —Turkey mill closure — — — 7Amortization of Weyerhaeuser inventory fair value step-up — — — 19Total $38 $33 $66 $45
[3]	Includes the following pre-tax charges (gains): 2015In millions Q1 Q2 Q3 Q4Riegelwood mill conversion costs, net of proceeds from sale of the Carolina Coated Bristols brand $— $(14) $7 $15Timber monetization restructuring — — 17 (1)Early debt extinguishment costs — 207 — —Refund and state tax credits — (4) — —IP-Sun JV impairment — — 186 (12)Legal reserve adjustment — — — 15Impairment of Orsa goodwill and trade name intangible — — — 137Other items — 1 1 4Total $— $190 $211 $158
[4]	Includes the following tax expenses (benefits): 2015 Q1 Q2 Q3 Q4Tax expense for cash pension $— $23 $— $—Tax benefit related to IP-Sun JV — — (67) —Other items — 5 — 2Tax impact of other special items — (67) (3) (13)Total $— $(39) $(70) $(11)